Revenues - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 36.4	$ 46.1
2021 [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations	11.7	28.5
2022 [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations	23.1	11.4
Thereafter [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations	$ 1.6	$ 6.2